Financial Instruments - Financial Assets and Liabilities by Category (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 404,975	$ 294,875
Financial liabilities	0	51
Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0	51
Cash and cash equivalents [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	120,564	138,510
Trade receivables from provisional concentrate sales [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	48,767	40,803
Receivables not arising from sale of metal concentrates [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	116,596	40,918
Short-term investments [member] | Equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	117,776	19,178
Short-term investments [member] | Other than equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	54,826
Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	1,272	640
Amortized cost [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0	0
Amortized cost [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0	0
FVTPL [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0	51
FVTPL [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0	51
FVTOCI [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0	0
FVTOCI [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0	0
Amortized cost [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	237,160	179,428
Amortized cost [member] | Cash and cash equivalents [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	120,564	138,510
Amortized cost [member] | Trade receivables from provisional concentrate sales [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
Amortized cost [member] | Receivables not arising from sale of metal concentrates [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	116,596	40,918
Amortized cost [member] | Short-term investments [member] | Equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
Amortized cost [member] | Short-term investments [member] | Other than equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
Amortized cost [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTPL [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	167,815	60,621
FVTPL [member] | Cash and cash equivalents [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTPL [member] | Trade receivables from provisional concentrate sales [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	48,767	40,803
FVTPL [member] | Receivables not arising from sale of metal concentrates [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTPL [member] | Short-term investments [member] | Equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	117,776	19,178
FVTPL [member] | Short-term investments [member] | Other than equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTPL [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	1,272	640
FVTOCI [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	54,826
FVTOCI [member] | Cash and cash equivalents [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTOCI [member] | Trade receivables from provisional concentrate sales [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTOCI [member] | Receivables not arising from sale of metal concentrates [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTOCI [member] | Short-term investments [member] | Equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTOCI [member] | Short-term investments [member] | Other than equity securities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	54,826
FVTOCI [member] | Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 0	$ 0